Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Aug. 03, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating leases facilities expire	4 years
Operating Leases, Rent Expense	$ 1,220,408	$ 1,261,399
Principle amount	281,000		$ 281,000
Fund payable			$ 140,500
Accrued Liabilities	$ 375,000	$ 75,000